Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (5.9%)
	Nucor Corp.	1,735,871	343,529
	Newmont Corp.	8,135,775	291,586
	LyondellBasell Industries NV Class A	1,833,450	187,525
	Dow Inc.	2,479,316	143,627
	International Flavors & Fragrances Inc.	1,625,951	139,816
	Celanese Corp. Class A	768,663	132,102
	Avery Dennison Corp.	568,763	126,976
	CF Industries Holdings Inc.	1,330,044	110,673
	International Paper Co.	2,444,288	95,376
	Steel Dynamics Inc.	542,707	80,446
	Mosaic Co.	1,132,662	36,766
	Westlake Corp.	113,196	17,296
			1,705,718
Consumer Discretionary (12.1%)
	DR Horton Inc.	2,108,275	346,917
	Lennar Corp. Class A	1,700,660	292,479
	Electronic Arts Inc.	1,888,042	250,486
	Dollar General Corp.	1,549,769	241,857
	Delta Air Lines Inc.	4,542,342	217,442
*	Dollar Tree Inc.	1,461,376	194,582
	eBay Inc.	3,664,342	193,404
	PulteGroup Inc.	1,497,521	180,631
	Garmin Ltd.	1,083,411	161,287
	Genuine Parts Co.	984,298	152,497
	Darden Restaurants Inc.	843,192	140,939
	Omnicom Group Inc.	1,395,966	135,074
	Southwest Airlines Co.	4,209,686	122,881
*	Warner Bros Discovery Inc.	13,929,073	121,601
	Best Buy Co. Inc.	1,368,495	112,258
*	United Airlines Holdings Inc.	2,315,007	110,842
	News Corp. Class A	3,417,830	89,479
*	NVR Inc.	10,683	86,532
*	MGM Resorts International	1,727,746	81,567
*	Carnival Corp.	3,552,891	58,054
	Fox Corp. Class A	1,851,436	57,894
*	CarMax Inc.	557,005	48,521
	Interpublic Group of Cos. Inc.	1,330,975	43,430
*,1	Rivian Automotive Inc. Class A	2,678,173	29,326
	Lennar Corp. Class B	122,627	18,907
	Fox Corp. Class B	643,206	18,409
	Endeavor Group Holdings Inc. Class A	474,164	12,200

		Shares	Market Value ($000)
[1]	Sirius XM Holdings Inc.	2,995,548	11,623
*	Liberty Media Corp.-Liberty SiriusXM Class A	87,188	2,589
	News Corp. Class B	80,735	2,185
[1]	Paramount Global Class A	93,029	2,031
*	Liberty Media Corp.-Liberty SiriusXM	39,583	1,176
			3,539,100
Consumer Staples (8.0%)
	Cencora Inc.	1,197,536	290,989
	Corteva Inc.	4,976,769	287,010
	Kroger Co.	4,573,039	261,258
	Archer-Daniels-Midland Co.	3,765,487	236,510
	General Mills Inc.	2,006,431	140,390
	McCormick & Co. Inc. (Non-Voting)	1,775,602	136,384
	Clorox Co.	876,178	134,152
	Kenvue Inc.	6,084,775	130,579
	Tyson Foods Inc. Class A	2,021,023	118,695
	Kellanova	1,923,990	110,226
	Walgreens Boots Alliance Inc.	4,865,194	105,526
	Conagra Brands Inc.	3,372,308	99,955
	J M Smucker Co.	711,850	89,601
	Hormel Foods Corp.	1,929,746	67,329
	Campbell Soup Co.	1,369,187	60,860
	Molson Coors Beverage Co. Class B	629,145	42,310
	Albertsons Cos. Inc. Class A	1,121,557	24,046
			2,335,820
Energy (3.5%)
	ONEOK Inc.	4,113,326	329,765
	Baker Hughes Co. Class A	7,066,677	236,734
	Williams Cos. Inc.	4,297,158	167,460
	Kinder Morgan Inc.	6,656,892	122,087
	Halliburton Co.	2,827,789	111,472
	Marathon Oil Corp.	2,034,479	57,657
			1,025,175
Financials (17.7%)
	Arthur J Gallagher & Co.	1,531,279	382,881
	Allstate Corp.	1,857,603	321,384
	Ameriprise Financial Inc.	708,512	310,640
	Prudential Financial Inc.	2,533,973	297,489
*	Arch Capital Group Ltd.	2,504,317	231,499
	Discover Financial Services	1,765,334	231,418
	Hartford Financial Services Group Inc.	2,108,777	217,310
	Willis Towers Watson plc	723,785	199,041
	T. Rowe Price Group Inc.	1,578,858	192,494
	Nasdaq Inc.	3,046,420	192,229
	American International Group Inc.	2,403,523	187,883
	Fifth Third Bancorp	4,808,928	178,940
	M&T Bank Corp.	1,176,310	171,083
	Raymond James Financial Inc.	1,328,766	170,640
	State Street Corp.	2,024,150	156,507
	Principal Financial Group Inc.	1,664,799	143,689
	Huntington Bancshares Inc.	10,225,038	142,639
	Regions Financial Corp.	6,565,129	138,130
	Cincinnati Financial Corp.	1,107,556	137,525
	Cboe Global Markets Inc.	746,074	137,076
	Northern Trust Corp.	1,375,418	122,302
	Everest Group Ltd.	306,408	121,797
	W R Berkley Corp.	1,359,427	120,228

		Shares	Market Value ($000)
	Citizens Financial Group Inc.	3,073,807	111,549
	Loews Corp.	1,334,434	104,473
	KeyCorp	6,589,950	104,187
	Fidelity National Financial Inc.	1,825,350	96,926
*	Markel Group Inc.	44,046	67,015
	Franklin Resources Inc.	2,226,655	62,591
	Corebridge Financial Inc.	1,758,507	50,522
	Globe Life Inc.	332,677	38,714
*	Rocket Cos. Inc. Class A	890,309	12,954
			5,153,755
Health Care (7.4%)
*	Centene Corp.	3,776,535	296,382
	GE HealthCare Technologies Inc.	2,854,361	259,490
*	Biogen Inc.	1,026,373	221,317
	Zimmer Biomet Holdings Inc.	1,475,627	194,753
	Cardinal Health Inc.	1,717,918	192,235
	Baxter International Inc.	3,585,257	153,234
	Laboratory Corp. of America Holdings	592,343	129,403
*	Hologic Inc.	1,657,925	129,252
*	Avantor Inc.	4,790,335	122,489
	Quest Diagnostics Inc.	781,645	104,045
	Viatris Inc.	8,462,418	101,041
	Revvity Inc.	870,644	91,418
	Royalty Pharma plc Class A	2,679,404	81,373
	STERIS plc	349,043	78,472
			2,154,904
Industrials (20.0%)
	PACCAR Inc.	3,699,595	458,343
	Carrier Global Corp.	6,025,712	350,275
	United Rentals Inc.	474,395	342,091
	Ferguson plc	1,432,696	312,944
	Fidelity National Information Services Inc.	4,182,757	310,277
	L3Harris Technologies Inc.	1,342,160	286,014
	Otis Worldwide Corp.	2,863,258	284,236
	Cummins Inc.	962,117	283,488
	Global Payments Inc.	1,821,089	243,407
	PPG Industries Inc.	1,661,322	240,725
	Fortive Corp.	2,476,378	213,018
	DuPont de Nemours Inc.	2,653,178	203,419
*	Keysight Technologies Inc.	1,234,893	193,112
	Westinghouse Air Brake Technologies Corp.	1,250,360	182,152
	Dover Corp.	987,723	175,015
	Johnson Controls International plc	2,405,460	157,125
	Jacobs Solutions Inc.	887,482	136,433
	Ingersoll Rand Inc.	1,424,551	135,261
	Textron Inc.	1,362,062	130,663
	Expeditors International of Washington Inc.	1,026,671	124,812
	Synchrony Financial	2,870,849	123,791
	Masco Corp.	1,552,239	122,441
	Packaging Corp. of America	633,076	120,145
	Rockwell Automation Inc.	404,473	117,835
	Snap-on Inc.	372,330	110,292
*	Zebra Technologies Corp. Class A	362,677	109,325
	Stanley Black & Decker Inc.	1,080,852	105,848
	Hubbell Inc. Class B	189,489	78,647
	Ball Corp.	1,114,180	75,051
*	Trimble Inc.	878,314	56,528

		Shares	Market Value ($000)
	TransUnion	683,669	54,557
			5,837,270
Real Estate (8.0%)
	Digital Realty Trust Inc.	2,200,283	316,929
	VICI Properties Inc. Class A	7,304,340	217,596
*	CBRE Group Inc. Class A	2,049,841	199,327
	AvalonBay Communities Inc.	1,003,029	186,122
	Weyerhaeuser Co.	5,152,425	185,024
	Simon Property Group Inc.	1,093,204	171,076
	Iron Mountain Inc.	2,063,897	165,545
	Equity Residential	2,544,797	160,602
	Alexandria Real Estate Equities Inc.	1,234,146	159,094
	Ventas Inc.	2,840,679	123,683
	Essex Property Trust Inc.	453,332	110,980
	Mid-America Apartment Communities Inc.	823,944	108,415
	WP Carey Inc.	1,542,553	87,062
	Host Hotels & Resorts Inc.	2,485,178	51,393
	Healthpeak Properties Inc.	2,494,737	46,776
	UDR Inc.	1,162,107	43,474
			2,333,098
Technology (5.9%)
	Cognizant Technology Solutions Corp. Class A	3,515,607	257,659
	CDW Corp.	946,173	242,012
	HP Inc.	6,647,202	200,878
	Corning Inc.	5,423,438	178,756
	Hewlett Packard Enterprise Co.	9,174,766	162,669
*	Western Digital Corp.	2,300,430	156,981
	NetApp Inc.	1,455,138	152,746
	SS&C Technologies Holdings Inc.	1,485,754	95,638
	Gen Digital Inc.	3,822,703	85,629
	Seagate Technology Holdings plc	739,464	68,807
	Leidos Holdings Inc.	479,860	62,905
	Skyworks Solutions Inc.	565,675	61,274
			1,725,954
Utilities (11.1%)
	PG&E Corp.	18,437,839	309,018
	Public Service Enterprise Group Inc.	3,525,405	235,427
	Consolidated Edison Inc.	2,437,353	221,336
	Xcel Energy Inc.	3,917,135	210,546
	Edison International	2,708,265	191,556
	WEC Energy Group Inc.	2,228,433	182,999
	American Water Works Co. Inc.	1,373,955	167,911
	Entergy Corp.	1,503,094	158,847
	FirstEnergy Corp.	3,854,470	148,860
	Eversource Energy	2,461,725	147,137
	Dominion Energy Inc.	2,952,844	145,250
	PPL Corp.	5,204,897	143,291
	DTE Energy Co.	1,237,607	138,785
	Ameren Corp.	1,856,482	137,305
	Exelon Corp.	3,509,196	131,841
	CenterPoint Energy Inc.	4,446,731	126,687
	CMS Energy Corp.	2,061,929	124,417
	Alliant Energy Corp.	1,785,994	90,014
	Vistra Corp.	1,263,319	87,990
	AES Corp.	2,505,136	44,917
	NiSource Inc.	1,579,474	43,688
	Evergy Inc.	808,374	43,151

			Shares	Market Value ($000)
	Avangrid Inc.		542,676	19,775
				3,250,748
Total Common Stocks (Cost $21,006,874)				29,061,542
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $81,817)	5.407%	818,439	81,828
Total Investments (99.9%) (Cost $21,088,691)				29,143,370
Other Assets and Liabilities—Net (0.1%)				37,848
Net Assets (100%)				29,181,218
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,910,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,633,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	88	23,358	127
E-mini S&P Mid-Cap 400 Index	June 2024	168	51,700	1,159
				1,286

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
GE HealthCare Technologies Inc.	8/30/24	BANA	18,256	(5.329)	—	(147)
International Flavors & Fragrances Inc.	8/30/24	BANA	13,213	(5.329)	1,853	—
Warner Bros Discovery Inc.	1/31/25	CITNA	13,537	(5.329)	—	(146)
					1,853	(293)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,589,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	29,061,542	—	—	29,061,542
Temporary Cash Investments	81,828	—	—	81,828
Total	29,143,370	—	—	29,143,370

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,286	—	—	1,286
Swap Contracts	—	1,853	—	1,853
Total	1,286	1,853	—	3,139
Liabilities
Swap Contracts	—	293	—	293
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.